Cover	Sep. 23, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 23, 2021
Entity File Number	1-14100
Entity Registrant Name	Impac Mortgage Holdings, Inc.
Entity Central Index Key	0001000298
Entity Tax Identification Number	33-0675505
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	19500 Jamboree Road
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
City Area Code	949
Local Phone Number	475-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	IMH
Security Exchange Name	NYSEAMER
Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Trading Symbol	IMH
Security Exchange Name	NYSEAMER